Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 27, 2018 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	May 13, 2020 USD ($)	May 16, 2019 USD ($)
Stockholders Equity Note [Line Items]
Shares authorized			69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares			12,600,000	12,600,000	4,200,000	0
Stock repurchase program, proposed aggregate value | $	$ 1,000										$ 1,000
Stock repurchase program, period	12 months
Number of Class A ordinary shares repurchased and retired					126,096,000	53,162,720
Aggregate purchase price | ¥					¥ 13,054	¥ 4,958
Allocation of after-tax profits to statutory surplus fund, percentage			10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required			50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs			¥ 45,900		45,000		$ 7,200
Foreign currency translation adjustment			¥ 537	$ 84	¥ 1,200	¥ 0
Treasury Stock, Shares, Acquired			57,343,528	57,343,528	0
Number of Class A ordinary shares repurchased and not retired			57,343,528	57,343,528
Aggregate purchase price | ¥			¥ 7,581
Previously Reported [Member]
Stockholders Equity Note [Line Items]
Number of Class A ordinary shares repurchased and retired					1,576,200	664,534
Number of Class A ordinary shares repurchased and not retired			716,794	716,794
2020 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $								$ 4,500	$ 3,000	$ 1,000
Trip.com International, Ltd
Stockholders Equity Note [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss) | ¥		¥ 989
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized			800,000,000				800,000,000
Preferred Stock | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized			10,000,000				10,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			66,000,000,000		66,000,000,000		66,000,000,000	66,000,000,000
Par value per share (US$) | $ / shares							$ 0.000000625	$ 0.000000625
Common stock, shares outstanding			2,205,032,472		2,107,228,720		2,205,032,472	2,107,228,720
Aggregate purchase price | ¥					¥ 13,100	¥ 5,000
Aggregate purchase price			¥ 7,600	$ 1,200
Class A Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized					825,000,000			825,000,000
Par value per share (US$) | $ / shares								$ 0.00005
Common stock, shares outstanding			27,562,906				27,562,906
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			2,832,000,000		2,832,000,000		2,832,000,000	2,832,000,000
Par value per share (US$) | $ / shares							$ 0.000000625	$ 0.000000625
Number of votes per share			ten	ten
Common stock, shares outstanding			559,300,320		571,900,320		559,300,320	571,900,320
Class B Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized			35,400,000				35,400,000
Par value per share (US$) | $ / shares								$ 0.00005
Common stock, shares outstanding			6,991,254				6,991,254